THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2003.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended       September 30, 2001
                                                    ------------------


                         -----
Check here if Amendment  | X |             Amendment Number :   2
                         -----                                -----
                                    -----
   This Amendment (Check only one): |   |  is a restatement
                                    -----
                                    | X |  adds new holdings entries.
                                    -----

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          ------------------------------
Address:  200 Greenwich Ave.
          ------------------------------
          Greenwich, CT 06830
          ------------------------------

Form 13F File Number:      28- 2610
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          ------------------------------------------
Title:    President of General Partner
          ------------------------------------------
Phone:    (203) 861-4600
          ------------------------------------------

Signature, Place, and Date of Signing:

             /s/ William C. Crowley      Greenwich, CT        November 14, 2003
          ----------------------------   ------------------  -------------------
           (Signature)                     (City, State)           (Date)

Report Type ( Check only one):

-----
  X      13F HOLDINGS REPORTS   (Check here if all holdings of this reporting
-----    manager are reported in this report)

-----
         13F NOTICE ( Check here if no holdings reported are in this report,
-----    and all holdings are reported by other reporting manager(s).)

-----
        13F COMBINATION REPORT ( Check here if a portion of the holdings for
----- this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                       4
Form 13F Information Table Value Total:                $403,763
                                                 (in thousands)


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
      Column 1:        Column 2:   Column 3:   Column 4:          Column 5:            Column 6   Column 7:       Column 8:
                                                         ----------------------------
                                              Fair Market                                                      Voting Authority
                                                 Value    Shares or                   ----------------------------------------------
                        Title of   CUSIP     -----------  Principal                    Investment   Other
   Name of Issuer        Class     Number    (x $1,000)    Amount   SH/PRN   Put/Call  Discretion  Managers   Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Inc.  Common   216669-10-1    21,922      528,620   SH                 DEFINED               528,620
------------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Inc.  Common   216669-10-1   117,451    2,832,180   SH                  SOLE               2,832,180
------------------------------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.    Common   812387-10-8    40,577    1,171,381   SH                 DEFINED             1,171,381
------------------------------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.    Common   812387-10-8   223,813    6,461,119   SH                  SOLE               6,461,119
------------------------------------------------------------------------------------------------------------------------------------


     PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.